Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Shares To Be Issued	Accumulated Deficit	Total
Beginning Balance - Amount at Sep. 30, 2009	$ 148,313	$ 12,089,664	$ 400	$ (28,890,537)	$ (16,652,160)
Beginning Balance - Shares at Sep. 30, 2009	148,314,046
Conversion of notes payable into common stock, Shares	37,629,046
Conversion of notes payable into common stock, Amount	37,629	3,212,085	(25,868)		3,223,846
Common stock issued for services, Shares	11,988,318
Common stock issued for services, Amount	11,990	950,811	(447)		962,354
Common stock issued for cash, Shares	18,583,331
Common stock issued for cash, Amount	18,583	971,417			990,000
Fair value of derivative liabilities transferred to equity		4,689,583			4,689,583
Common stock issued for extension of notes payable, Shares	640,000
Common stock issued for extension of notes payable, Amount	640	529,425	25,915		555,980
Share based payments		442,249			442,249
Net income				3,291,470	3,291,470
Ending Balance, Amount at Sep. 30, 2010	217,155	22,885,234		(25,599,067)	(2,496,678)
Ending Balance, Shares at Sep. 30, 2010	217,154,741
Conversion of notes payable into common stock, Shares	23,696,276
Conversion of notes payable into common stock, Amount	23,696	2,070,598			2,468,024
Common stock issued for services, Shares	20,040,322
Common stock issued for services, Amount	20,040	1,890,963			1,911,003
Common stock issued for cash, Shares	32,473,667
Common stock issued for cash, Amount	32,474	1,788,566			1,821,040
Warrants issued for cash		75,000			75,000
Cashless warrant exercises, Shares	166,667
Cashless warrant exercises, Amount	167	(167)			0
Common stock issued for extension of notes payable, Shares	5,800,000
Common stock issued for extension of notes payable, Amount	5,800	284,200			290,000
Share based payments		807,348			807,348
Net income				(5,933,847)	(6,300,426)
Ending Balance, Amount at Sep. 30, 2011	$ 299,332	$ 30,175,472	$ 0	$ (31,899,493)	$ (1,431,840)
Ending Balance, Shares at Sep. 30, 2011	299,331,673